Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Jan. 18, 2024	Jan. 17, 2024	Jan. 08, 2024
LifeX 2048 Inflation-Protected Longevity Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name	LifeX 2048 Inflation-Protected Longevity Income ETF NAV
Account Value	$ 9,984		$ 10,000
LifeX 2048 Longevity Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name	LifeX 2048 Longevity Income ETF NAV
Account Value	$ 9,824			$ 10,000
LifeX 2049 Inflation-Protected Longevity Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name	LifeX 2049 Inflation-Protected Longevity Income ETF NAV
Account Value	$ 9,968		10,000
LifeX 2049 Longevity Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name	LifeX 2049 Longevity Income ETF NAV
Account Value	$ 9,800	$ 10,000
LifeX 2050 Inflation-Protected Longevity Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name	LifeX 2050 Inflation-Protected Longevity Income ETF NAV
Account Value	$ 9,945		10,000
LifeX 2050 Longevity Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name	LifeX 2050 Longevity Income ETF NAV
Account Value	$ 9,800			10,000
LifeX 2051 Inflation-Protected Longevity Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name	LifeX 2051 Inflation-Protected Longevity Income ETF NAV
Account Value	$ 9,939		10,000
LifeX 2051 Longevity Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name	LifeX 2051 Longevity Income ETF NAV
Account Value	$ 9,771			10,000
LifeX 2052 Inflation-Protected Longevity Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name	LifeX 2052 Inflation-Protected Longevity Income ETF NAV
Account Value	$ 9,928		10,000
LifeX 2052 Longevity Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name	LifeX 2052 Longevity Income ETF NAV
Account Value	$ 9,769			10,000
LifeX 2053 Inflation-Protected Longevity Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name	LifeX 2053 Inflation-Protected Longevity Income ETF NAV
Account Value	$ 9,907		10,000
LifeX 2053 Longevity Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name	LifeX 2053 Longevity Income ETF NAV
Account Value	$ 9,750			10,000
LifeX 2054 Inflation-Protected Longevity Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name	LifeX 2054 Inflation-Protected Longevity Income ETF NAV
Account Value	$ 9,884		10,000
LifeX 2054 Longevity Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name	LifeX 2054 Longevity Income ETF NAV
Account Value	$ 9,722			10,000
LifeX 2055 Inflation-Protected Longevity Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name	LifeX 2055 Inflation-Protected Longevity Income ETF NAV
Account Value	$ 9,885		10,000
LifeX 2055 Longevity Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name	LifeX 2055 Longevity Income ETF NAV
Account Value	$ 9,709			10,000
LifeX 2056 Inflation-Protected Longevity Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name	LifeX 2056 Inflation-Protected Longevity Income ETF NAV
Account Value	$ 9,883		10,000
LifeX 2056 Longevity Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name	LifeX 2056 Longevity Income ETF NAV
Account Value	$ 9,695			10,000
LifeX 2057 Inflation-Protected Longevity Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name	LifeX 2057 Inflation-Protected Longevity Income ETF NAV
Account Value	$ 9,848		10,000
LifeX 2057 Longevity Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name	LifeX 2057 Longevity Income ETF NAV
Account Value	$ 9,684			10,000
LifeX 2058 Inflation-Protected Longevity Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name	LifeX 2058 Inflation-Protected Longevity Income ETF NAV
Account Value	$ 9,837		10,000
LifeX 2058 Longevity Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name	LifeX 2058 Longevity Income ETF NAV
Account Value	$ 9,656			10,000
LifeX 2059 Inflation-Protected Longevity Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name	LifeX 2059 Inflation-Protected Longevity Income ETF NAV
Account Value	$ 9,815		10,000
LifeX 2059 Longevity Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name	LifeX 2059 Longevity Income ETF NAV
Account Value	$ 9,640			10,000
LifeX 2060 Inflation-Protected Longevity Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name	LifeX 2060 Inflation-Protected Longevity Income ETF NAV
Account Value	$ 9,808		10,000
LifeX 2060 Longevity Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name	LifeX 2060 Longevity Income ETF NAV
Account Value	$ 9,623			10,000
LifeX 2061 Inflation-Protected Longevity Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name	LifeX 2061 Inflation-Protected Longevity Income ETF NAV
Account Value	$ 9,783		10,000
LifeX 2061 Longevity Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name	LifeX 2061 Longevity Income ETF NAV
Account Value	$ 9,621			10,000
LifeX 2062 Inflation-Protected Longevity Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name	LifeX 2062 Inflation-Protected Longevity Income ETF NAV
Account Value	$ 9,767		10,000
LifeX 2062 Longevity Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name	LifeX 2062 Longevity Income ETF NAV
Account Value	$ 9,601			10,000
LifeX 2063 Inflation-Protected Longevity Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name	LifeX 2063 Inflation-Protected Longevity Income ETF NAV
Account Value	$ 9,745		10,000
LifeX 2063 Longevity Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name	LifeX 2063 Longevity Income ETF NAV
Account Value	$ 9,580			10,000
LifeX Durable Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name	LifeX Durable Income ETF NAV
Account Value	$ 9,767			10,000
Bloomberg U.S. Treasury Inflation Notes Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Inflation Notes Index
Account Value	$ 10,251		10,000
Bloomberg U.S. Treasury Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Index
Account Value	$ 10,129			10,000
Bloomberg U.S. Treasury Inflation Notes Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Inflation Notes Index
Account Value	$ 10,251		10,000
Bloomberg U.S. Treasury Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Index
Account Value	$ 10,129	$ 10,000
Bloomberg U.S. Treasury Inflation Notes Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Inflation Notes Index
Account Value	$ 10,251		10,000
Bloomberg U.S. Treasury Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Index
Account Value	$ 10,129			10,000
Bloomberg U.S. Treasury Inflation Notes Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Inflation Notes Index
Account Value	$ 10,251		10,000
Bloomberg U.S. Treasury Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Index
Account Value	$ 10,129			10,000
Bloomberg U.S. Treasury Inflation Notes Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Inflation Notes Index
Account Value	$ 10,251		10,000
Bloomberg U.S. Treasury Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Index
Account Value	$ 10,129			10,000
Bloomberg U.S. Treasury Inflation Notes Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Inflation Notes Index
Account Value	$ 10,251		10,000
Bloomberg U.S. Treasury Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Index
Account Value	$ 10,129			10,000
Bloomberg U.S. Treasury Inflation Notes Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Inflation Notes Index
Account Value	$ 10,251		10,000
Bloomberg U.S. Treasury Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Index
Account Value	$ 10,129			10,000
Bloomberg U.S. Treasury Inflation Notes Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Inflation Notes Index
Account Value	$ 10,251		10,000
Bloomberg U.S. Treasury Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Index
Account Value	$ 10,129			10,000
Bloomberg U.S. Treasury Inflation Notes Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Inflation Notes Index
Account Value	$ 10,251		10,000
Bloomberg U.S. Treasury Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Index
Account Value	$ 10,129			10,000
Bloomberg U.S. Treasury Inflation Notes Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Inflation Notes Index
Account Value	$ 10,251		10,000
Bloomberg U.S. Treasury Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Index
Account Value	$ 10,129			10,000
Bloomberg U.S. Treasury Inflation Notes Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Inflation Notes Index
Account Value	$ 10,251		10,000
Bloomberg U.S. Treasury Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Index
Account Value	$ 10,129			10,000
Bloomberg U.S. Treasury Inflation Notes Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Inflation Notes Index
Account Value	$ 10,251		10,000
Bloomberg U.S. Treasury Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Index
Account Value	$ 10,129			10,000
Bloomberg U.S. Treasury Inflation Notes Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Inflation Notes Index
Account Value	$ 10,251		10,000
Bloomberg U.S. Treasury Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Index
Account Value	$ 10,129			10,000
Bloomberg U.S. Treasury Inflation Notes Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Inflation Notes Index
Account Value	$ 10,251		10,000
Bloomberg U.S. Treasury Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Index
Account Value	$ 10,129			10,000
Bloomberg U.S. Treasury Inflation Notes Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Inflation Notes Index
Account Value	$ 10,251		10,000
Bloomberg U.S. Treasury Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Index
Account Value	$ 10,129			10,000
Bloomberg U.S. Treasury Inflation Notes Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Inflation Notes Index
Account Value	$ 10,251		$ 10,000
Bloomberg U.S. Treasury Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Index
Account Value	$ 10,129			10,000
Bloomberg U.S. Treasury Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Index
Account Value	$ 10,129			$ 10,000